Nature of Operations and Going Concern (Schedule of Income (Loss) from Discontinued Operations) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Costs and expenses:
Income (loss) from discontinued operations, net of income taxes	$ (18,664)	$ 127,146	$ 136,310	$ 457,566
Discontinued operations [Member]
Revenues	123,357	811,041
Costs and expenses:
Instructional costs and services	111,021	683,895
General and administrative	31,000
Total costs and expenses	142,021	683,895
Income (loss) from discontinued operations, net of income taxes	$ (18,664)	$ 127,146